Current and Non-Current Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Current and Non-Current Assets and Liabilities [Abstract]
Current and Non-Current Assets and Liabilities (actual & previous) [text block table]	Asset items as of December 31, 2024 Amounts to be recovered or settled Total in € m. within one year after one year Dec 31, 2024 Cash and central bank balances 147,494 0 147,494 Interbank balances (w/o central banks) 6,154 6 6,160 Central bank funds sold and securities purchased under resale agreements 32,061 8,742 40,803 Securities borrowed 32 11 44 Financial assets at fair value through profit or loss 538,650 7,246 545,895 Financial assets at fair value through other comprehensive income 10,539 31,551 42,090 Equity method investments 0 1,028 1,028 Loans at amortized cost 131,164 352,733 483,897 Property and equipment 0 6,193 6,193 Goodwill and other intangible assets 0 7,749 7,749 Other assets 77,235 23,943 101,178 Assets for current tax 1,287 514 1,801 Total assets before deferred tax assets 944,616 439,715 1,384,331 Deferred tax assets 6,702 Total assets 1,391,033 Liability items as of December 31, 2024 Amounts to be recovered or settled Total in € m. within one year after one year Dec 31, 2024 Deposits 642,421 25,279 667,701 Central bank funds purchased and securities sold under repurchase agreements 2,710 1,030 3,740 Securities loaned 2 0 2 Financial liabilities at fair value through profit or loss 393,378 19,032 412,409 Other short-term borrowings 9,895 0 9,895 Other liabilities 88,347 7,269 95,616 Provisions 3,326 0 3,326 Liabilities for current tax 492 228 720 Long-term debt 20,628 94,270 114,899 Trust preferred securities 287 0 287 Total liabilities before deferred tax liabilities 1,161,486 147,109 1,308,594 Deferred tax liabilities 574 Total liabilities 1,309,168 Asset items as of December 31, 2023 Amounts to be recovered or settled Total in € m. within one year after one year Dec 31, 2023 Cash and central bank balances 178,416 0 178,416 Interbank balances (w/o central banks) 5,535 606 6,140 Central bank funds sold and securities purchased under resale agreements 8,263 6,462 14,725 Securities borrowed 32 6 39 Financial assets at fair value through profit or loss 459,625 5,648 465,273 Financial assets at fair value through other comprehensive income 7,393 28,152 35,546 Equity method investments 0 1,013 1,013 Loans at amortized cost 133,131 346,222 479,353 Property and equipment 0 6,185 6,185 Goodwill and other intangible assets 0 7,327 7,327 Other assets 93,111 21,587 114,698 Assets for current tax 1,084 429 1,513 Total assets before deferred tax assets 886,590 423,637 1,310,227 Deferred tax assets 7,039 Total assets 1,317,266 Liability items as of December 31, 2023 Amounts to be recovered or settled Total in € m. within one year after one year Dec 31, 2023 Deposits 602,392 23,095 625,486 Central bank funds purchased and securities sold under repurchase agreements 2,215 823 3,038 Securities loaned 3 0 3 Financial liabilities at fair value through profit or loss 356,973 9,521 366,494 Other short-term borrowings 9,620 0 9,620 Other liabilities 107,337 5,681 113,018 Provisions 2,448 0 2,448 Liabilities for current tax 369 262 631 Long-term debt 30,942 88,448 119,390 Trust preferred securities 289 0 289 Total liabilities before deferred tax liabilities 1,112,588 127,830 1,240,418 Deferred tax liabilities 517 Total liabilities 1,240,935